As filed with the Securities and Exchange Commission on May 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.1%
	Aerospace & Defense - 3.4%
77,506	Curtiss-Wright Corp.	$5,730,794
39,798	Esterline Technologies Corp. (a)	4,553,687
70,059	Orbital ATK, Inc.	5,368,621
		15,653,102
	Auto Components - 1.0%
80,610	Tenneco, Inc. (a)	4,628,626

	Banks - 7.2%
156,660	BankUnited, Inc.	5,129,049
49,290	Banner Corp.	2,262,411
262,841	Columbia Banking System, Inc.	7,614,504
101,499	Cullen/Frost Bankers, Inc.	7,011,551
165,981	Square 1 Financial, Inc. - Class A (a)	4,443,311
48,655	SVB Financial Group (a)	6,181,131
		32,641,957
	Biotechnology - 2.5%
89,791	Genomic Health, Inc. (a)	2,743,115
31,970	Isis Pharmaceuticals, Inc. (a)	2,035,530
81,410	OncoMed Pharmaceuticals, Inc. (a)	2,098,750
71,760	Seattle Genetics, Inc. (a)	2,536,716
		9,414,111
	Building Products - 1.0%
81,979	Universal Forest Products, Inc.	4,548,195

	Capital Markets - 1.7%
139,301	Stifel Financial Corp. (a)	7,766,031

	Chemicals - 3.5%
59,588	Methanex Corp.	3,192,129
11,356	NewMarket Corp.	5,425,897
61,310	PolyOne Corp.	2,289,928
69,440	Sensient Technologies Corp.	4,783,027
		15,690,981
	Commercial Services & Supplies - 0.7%
78,863	Mobile Mini, Inc.	3,362,718

	Communication Equipment - 0.8%
315,584	ShoreTel, Inc. (a)	2,152,283
49,006	Sierra Wireless, Inc. (a)	1,621,608
		3,773,891
	Construction & Engineering - 0.4%
87,200	MasTec, Inc. (a)	1,682,960

	Consumer Finance - 0.8%
68,790	PRA Group, Inc. (a)	3,736,673

	Containers & Packaging - 1.1%
79,007	AptarGroup, Inc.	5,018,525

	Electric Utilities - 2.1%
134,467	El Paso Electric Co.	5,195,805
110,619	ITC Holdings Corp.	4,140,469
		9,336,274
	Electrical Equipment - 1.8%
28,055	Acuity Brands, Inc.	4,717,729
53,314	EnerSys, Inc.	3,424,891
		8,142,620
	Electronic Equipment, Instruments & Components - 3.5%
87,570	Cognex Corp.	4,342,596
45,212	IPG Photonics Corp. (a)	4,191,153
35,575	Littelfuse, Inc.	3,535,799
148,419	Trimble Navigation Ltd. (a)	3,740,159
		15,809,707
	Energy Equipment & Services - 2.9%
85,336	Atwood Oceanics, Inc.	2,398,795
162,075	Helix Energy Solutions Group, Inc. (a)	2,424,642
359,780	Newpark Resources, Inc. (a)	3,277,596
223,630	Superior Energy Services, Inc.	4,995,894
		13,096,927
	Food & Staples Retailing - 2.1%
103,885	Casey's General Stores, Inc.	9,360,038

	Gas Utilities - 1.7%
242,142	UGI Corp.	7,891,408

	Health Care Equipment & Supplies - 5.1%
58,600	DexCom, Inc. (a)	3,653,124
88,909	Neogen Corp. (a)	4,154,718
78,670	STERIS Corp.	5,528,141
163,520	West Pharmaceutical Services, Inc.	9,845,539
		23,181,522
	Health Care Providers & Services - 3.9%
125,115	Acadia Healthcare Company, Inc. (a)	8,958,234
121,760	LifePoint Hospitals, Inc. (a)	8,943,272
		17,901,506
	Health Care Technology - 1.8%
78,890	Medidata Solutions, Inc. (a)	3,868,766
121,990	Omnicell, Inc. (a)	4,281,849
		8,150,615
	Hotels, Restaurants & Leisure - 2.5%
47,832	Buffalo Wild Wings, Inc. (a)	8,669,072
421,006	Ruby Tuesday, Inc. (a)	2,530,246
		11,199,318
	Household Durables - 1.3%
75,921	Libbey, Inc.	3,030,007
62,190	Meritage Homes Corp. (a)	3,024,922
		6,054,929
	Information Technology Services - 2.0%
132,882	Jack Henry & Associates, Inc.	9,287,123

	Insurance - 5.1%
13,560	Alleghany Corp. (a)	6,603,720
159,082	American Financial Group, Inc.	10,205,110
78,819	Argo Group International Holdings Ltd.	3,952,773
35,800	Endurance Specialty Holdings Ltd.	2,188,812
		22,950,415

	Life Science Tools & Services - 1.8%
46,468	Cepheid, Inc. (a)	2,644,029
79,900	Fluidigm Corp. (a)	3,363,790
34,345	PAREXEL International Corp. (a)	2,369,462
		8,377,281
	Machinery - 5.2%
64,604	IDEX Corp.	4,898,921
101,890	ITT Corp.	4,066,430
91,012	Lincoln Electric Holdings, Inc.	5,951,275
59,297	Snap-on, Inc.	8,720,217
		23,636,843
	Marine - 0.5%
512,983	Navios Maritime Holdings, Inc.	2,144,269

	Media - 0.7%
428,468	Harte-Hanks, Inc.	3,342,050

	Metals & Mining - 0.8%
89,213	Carpenter Technology Corp.	3,468,601

	Multi-Utilities - 1.2%
111,326	Black Hills Corp.	5,615,283

	Oil, Gas & Consumable Fuels - 1.3%
151,344	Bill Barrett Corp. (a)	1,256,155
90,100	Carrizo Oil & Gas, Inc. (a)	4,473,465
		5,729,620
	Professional Services - 0.4%
37,630	WageWorks, Inc. (a)	2,006,808

	Real Estate Investment Trusts - 5.6%
73,097	Alexandria Real Estate Equities, Inc.	7,166,430
72,753	Corporate Office Properties Trust	2,137,483
48,771	EastGroup Properties, Inc.	2,933,088
59,249	Mid-America Apartment Communities, Inc.	4,578,170
61,097	Potlatch Corp.	2,446,324
336,547	Redwood Trust, Inc.	6,014,095
		25,275,590
	Semiconductors & Semiconductor Equipment - 4.0%
601,808	Cypress Semiconductor Corp.	8,491,511
84,447	Power Integrations, Inc.	4,398,000
54,454	Skyworks Solutions, Inc.	5,352,283
		18,241,794
	Software - 4.8%
65,974	Aspen Technology, Inc. (a)	2,539,339
53,930	Guidewire Software, Inc. (a)	2,837,257
94,770	Manhattan Associates, Inc. (a)	4,796,310
109,657	Proofpoint, Inc. (a)	6,493,888
148,105	PTC, Inc. (a)	5,356,958
		22,023,752
	Specialty Retail - 2.2%
116,806	Tractor Supply Co.	9,935,518

	Textiles, Apparel & Luxury Goods - 5.8%
59,711	Deckers Outdoor Corp. (a)	4,351,140
67,495	G-III Apparel Group Ltd. (a)	7,603,312
108,240	Under Armour, Inc. - Class A (a)	8,740,380
164,284	Wolverine World Wide, Inc.	5,495,300
		26,190,132

	Trading Companies & Distributors - 1.3%
77,868	Applied Industrial Technologies, Inc.	3,530,535
40,011	GATX Corp.	2,319,838
		5,850,373
	TOTAL COMMON STOCKS
	(Cost $276,188,400)	$432,118,086

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET - 5.2%
23,654,013	STIT - Liquid Assets Portfolio - 0.09% (b)	23,654,013
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,654,013)	23,654,013
	TOTAL INVESTMENTS - 100.3%
	(Cost $299,842,413)	455,772,099
	Liabilities in Excess of Other Assets - (0.3)%	(1,326,288)
	TOTAL NET ASSETS - 100.0%	$454,445,811

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments		$299,842,413
Gross unrealized appreciation		164,113,981
Gross unrealized depreciation		(8,184,295)
Net unrealized appreciation		$155,929,686

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.9%
	Aerospace & Defense - 1.0%
74,486	Esterline Technologies Corp. (a)	$8,522,688

	Banks - 5.1%
256,088	Comerica, Inc.	11,557,252
120,193	Cullen/Frost Bankers, Inc.	8,302,932
217,360	First Republic Bank	12,409,082
83,690	SVB Financial Group (a)	10,631,978
		42,901,244
	Biotechnology - 1.6%
187,320	Genomic Health, Inc. (a)	5,722,626
54,745	Isis Pharmaceuticals, Inc. (a)	3,485,614
131,682	Seattle Genetics, Inc. (a)	4,654,959
		13,863,199
	Capital Markets - 2.9%
212,240	Legg Mason, Inc.	11,715,648
225,771	Stifel Financial Corp. (a)	12,586,733
		24,302,381
	Chemicals - 6.6%
131,624	FMC Corp.	7,535,474
221,495	International Flavors & Fragrances, Inc.	26,003,513
96,554	Methanex Corp.	5,172,398
117,260	PolyOne Corp.	4,379,661
250,700	RPM International, Inc.	12,031,093
		55,122,139
	Commercial Services & Supplies - 2.0%
117,832	Stericycle, Inc. (a)	16,547,148

	Construction & Engineering - 1.1%
334,436	Quanta Services, Inc. (a)	9,541,459

	Construction Materials - 1.1%
106,900	Eagle Materials, Inc.	8,932,564

	Electric Utilities - 1.0%
227,142	ITC Holdings Corp.	8,501,925

	Electrical Equipment - 2.8%
82,630	Acuity Brands, Inc.	13,895,061
178,217	AMETEK, Inc.	9,363,521
		23,258,582

	Electronic Equipment, Instruments & Components - 4.3%
147,510	Avnet, Inc.	6,564,195
180,300	Cognex Corp.	8,941,077
272,225	FLIR Systems, Inc.	8,515,198
464,141	Trimble Navigation Ltd. (a)	11,696,353
		35,716,823
	Energy Equipment & Services - 1.2%
99,180	Oceaneering International, Inc.	5,348,777
123,835	Oil States International, Inc. (a)	4,924,918
		10,273,695
	Gas Utilities - 2.5%
131,260	National Fuel Gas Co.	7,918,916
396,399	UGI Corp.	12,918,643
		20,837,559
	Health Care Equipment & Supplies - 5.6%
104,210	DexCom, Inc. (a)	6,496,451
57,270	IDEXX Laboratories, Inc. (a)	8,847,070
114,650	Teleflex, Inc.	13,853,159
295,365	West Pharmaceutical Services, Inc.	17,783,927
		46,980,607
	Health Care Providers & Services - 2.2%
158,088	Universal Healthcare Services, Inc. - Class B	18,608,539

	Health Care Technology - 0.4%
74,540	Medidata Solutions, Inc. (a)	3,655,442

	Hotels, Restaurants & Leisure - 1.4%
65,900	Buffalo Wild Wings, Inc. (a)	11,943,716

	Household Durables - 3.0%
114,045	Harman International Industries, Inc.	15,239,833
7,191	NVR, Inc. (a)	9,554,394
		24,794,227
	Household Products - 3.5%
343,807	Church & Dwight Co., Inc.	29,367,994

	Industrial Conglomerates - 1.4%
127,360	Carlisle Cos., Inc.	11,797,357

	Information Technology Services - 2.6%
92,615	Computer Sciences Corp.	6,045,907
225,195	Jack Henry & Associates, Inc.	15,738,879
		21,784,786
	Insurance - 7.4%
17,598	Alleghany Corp. (a)	8,570,226
241,292	American Financial Group, Inc.	15,478,882
29,875	Markel Corp. (a)	22,972,680
268,830	Torchmark Corp.	14,764,143
		61,785,931
	Internet Software & Services - 0.3%
180,115	Pandora Media, Inc. (a)	2,919,664

	Leisure Products - 0.9%
54,800	Polaris Industries, Inc.	7,732,280

	Life Sciences Tools & Services - 1.6%
92,419	Cepheid, Inc. (a)	5,258,641
44,178	Illumina, Inc. (a)	8,201,204
		13,459,845
	Machinery - 3.0%
183,775	ITT Corp.	7,334,460
119,678	Snap-on, Inc.	17,599,847
		24,934,307
	Marine - 0.6%
71,110	Kirby Corp. (a)	5,336,806

	Multi-Utilities - 1.3%
324,870	CMS Energy Corp.	11,341,212

	Oil, Gas & Consumable Fuels - 2.1%
181,400	Carrizo Oil & Gas, Inc. (a)	9,006,510
133,840	Energen Corp.	8,833,440
		17,839,950
	Professional Services - 0.4%
64,105	WageWorks, Inc. (a)	3,418,720

	Real Estate Investment Trusts - 7.1%
404,040	Acadia Realty Trust	14,092,915
83,850	Alexandria Real Estate Equities, Inc.	8,220,654
57,455	Essex Property Trust, Inc.	13,208,905
90,080	Federal Realty Investment Trust	13,260,677
591,090	Redwood Trust, Inc.	10,562,778
		59,345,929
	Real Estate Management & Development - 1.1%
216,385	Alexander & Baldwin, Inc.	9,343,504

	Road & Rail - 1.3%
143,427	Old Dominion Freight Line, Inc. (a)	11,086,907

	Semiconductors & Semiconductor Equipment - 2.6%
1,127,268	Cypress Semiconductor Corp.	15,905,752
116,025	Power Integrations, Inc.	6,042,582
		21,948,334
	Software - 3.2%
113,645	Aspen Technology, Inc. (a)	4,374,196
148,120	Manhattan Associates, Inc. (a)	7,496,353
111,867	Open Text Corp.	5,916,646
153,073	Proofpoint, Inc. (a)	9,064,983
		26,852,178

	Specialty Retail - 4.5%
188,445	Tractor Supply Co.	16,029,132
269,550	Williams-Sonoma, Inc.	21,485,830
		37,514,962
	Textiles, Apparel & Luxury Goods - 4.0%
111,449	G-III Apparel Group Ltd. (a)	12,554,730
265,078	Under Armour, Inc. - Class A (a)	21,405,048
		33,959,778
	Trading Companies & Distributors - 1.2%
76,958	GATX Corp.	4,462,025
60,190	United Rentals, Inc. (a)	5,486,920
		9,948,945
	TOTAL COMMON STOCKS
	(Cost $582,254,938)	$806,023,326

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET - 4.3%
35,970,205	STIT - Liquid Assets Portfolio - 0.09% (b)	35,970,205
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,970,205)	35,970,205
	TOTAL INVESTMENTS - 100.2%
	(Cost $618,225,143)	841,993,531
	Liabilities in Excess of Other Assets - (0.2)%	(1,844,525)
	TOTAL NET ASSETS - 100.0%	$840,149,006

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments		$618,225,143
Gross unrealized appreciation		237,935,072
Gross unrealized depreciation		(14,166,684)
Net unrealized appreciation		$223,768,388

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.3%
	Belgium - 2.2%
2,790	Anheuser-Busch InBev NV	$340,840

	Canada - 2.7%
7,785	Brookfield Asset Management, Inc. - Class A	417,354

	France - 1.0%
2,270	Safran SA	158,608

	Germany - 7.6%
3,941	Bayer AG	589,634
1,160	Continental AG	273,175
1,619	Linde AG	329,221
		1,192,030
	Japan - 8.3%
12,500	Astellas Pharma, Inc.	204,811
13,500	Komatsu Ltd.	264,636
800	SMC Corp.	238,211
7,600	Sumitomo Mitsui Financial Group, Inc.	291,115
11,320	Unicharm Corp.	296,358
		1,295,131
	Netherlands - 2.2%
24,200	ING Groep NV (a)	354,479

	Sweden - 2.3%
7,984	Svenska Handelsbanken AB - Class A	359,572

	Switzerland - 11.7%
225	Givaudan SA	406,496
9,007	Nestle SA	678,249
5,350	Novartis AG	528,048
3,130	TE Connectivity Ltd.	224,170
		1,836,963
	United Kingdom - 3.7%
29,457	HSBC Holdings PLC	251,015
13,130	Prudential PLC	325,825
		576,840

	United States - 57.6%
2,433	Apple, Inc.	302,738
2,020	Cerner Corp. (a)	147,985
8,110	Comcast Corp. - Class A	457,972
2,140	Costco Wholesale Corp.	324,199
5,210	CVS Health Corp.	537,724
7,055	Discover Financial Services	397,549
3,400	Ecolab, Inc.	388,892
3,285	EOG Resources, Inc.	301,202
8,530	First Republic Bank	486,978
283	Google, Inc. - Class A (a)	156,980
168	Google, Inc. - Class C (a)	92,064
5,880	Illinois Tool Works, Inc.	571,183
7,785	Microsoft Corp.	316,499
3,300	National Fuel Gas Co.	199,089
6,368	Occidental Petroleum Corp.	464,864
2,075	Roper Industries, Inc.	356,900
3,247	Stericycle, Inc. (a)	455,976
16,957	The Charles Schwab Corp.	516,171
5,050	The Walt Disney Co.	529,695
2,620	Thermo Fisher Scientific, Inc.	351,971
4,101	Union Pacific Corp.	444,179
4,170	VF Corp.	314,043
3,604	Visa, Inc. - Class A	235,738
1,405	Whirlpool Corp.	283,894
8,332	Zoetis, Inc.	385,688
		9,020,173
	TOTAL COMMON STOCKS
	(Cost $11,933,049)	$15,551,990

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET - 3.1%
483,400	STIT - Liquid Assets Portfolio - 0.09% (b)	483,400
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $483,400)	483,400
	TOTAL INVESTMENTS -102.4%
	(Cost $12,416,449)	16,035,390
	Liabilities in Excess of Other Assets - (2.4)%	(368,834)
	TOTAL NET ASSETS - 100.0%	$15,666,556

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments		$12,416,449
Gross unrealized appreciation		4,305,693
Gross unrealized depreciation		(686,752)
Net unrealized appreciation		$3,618,941

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.5%
	Aerospace & Defense - 1.1%
1,383	Precision Castparts Corp.	$290,430

	Banks - 6.7%
10,600	Citigroup, Inc.	546,112
9,735	First Republic Bank	555,771
11,945	Wells Fargo & Co.	649,808
		1,751,691
	Biotechnology - 1.3%
805	Biogen Idec, Inc. (a)	339,903

	Capital Markets - 3.9%
18,305	The Charles Schwab Corp.	557,204
2,514	The Goldman Sachs Group, Inc.	472,557
		1,029,761
	Chemicals - 5.8%
3,025	Airgas, Inc.	320,983
3,860	Ecolab, Inc.	441,507
3,605	FMC Corp.	206,386
4,550	International Flavors & Fragrances, Inc.	534,170
		1,503,046
	Commercial Services & Supplies - 2.3%
4,285	Stericycle, Inc. (a)	601,743

	Computers & Peripherals - 3.9%
6,095	Apple, Inc.	758,401
9,885	EMC Corp.	252,660
		1,011,061
	Consumer Finance - 1.7%
8,090	Discover Financial Services	455,872

	Diversified Telecommunication Services - 2.0%
10,800	Verizon Communications, Inc.	525,204

	Electric Utilities - 2.0%
5,095	NextEra Energy, Inc.	530,135

	Electronic Equipment, Instruments & Components - 1.9%
5,352	Amphenol Corp. - Class A	315,393
7,460	Trimble Navigation Ltd. (a)	187,992
		503,385
	Energy Equipment & Services - 1.7%
5,340	Schlumberger Ltd.	445,570

	Food & Staples Retailing - 2.7%
4,605	Costco Wholesale Corp.	697,634

	Food Products - 1.2%
6,530	Archer-Daniels-Midland Co.	309,522

	Gas Utilities - 1.0%
4,410	National Fuel Gas Co.	266,055

	Health Care Equipment & Supplies - 2.4%
23,126	Boston Scientific Corp. (a)	410,487
1,480	IDEXX Laboratories, Inc. (a)	228,630
		639,117
	Health Care Providers & Services - 1.8%
2,025	McKesson Corp.	458,055

	Health Care Technology - 1.0%
3,650	Cerner Corp. (a)	267,399

	Household Durables - 1.0%
2,055	Harman International Industries, Inc.	274,610

	Household Products - 2.4%
9,040	Colgate-Palmolive Co.	626,834

	Industrial Conglomerates - 4.6%
7,996	Danaher Corp.	678,860
3,060	Roper Industries, Inc.	526,320
		1,205,180
	Information Technology Services - 4.0%
6,840	Fiserv, Inc. (a)	543,096
7,840	Visa, Inc. - Class A	512,814
		1,055,910
	Insurance - 1.4%
3,690	Aon PLC	354,683

	Internet Software & Services - 3.6%
894	Amazon.com, Inc. (a)	332,657
590	Google, Inc. - Class A (a)	327,273
491	Google, Inc. - Class C (a)	269,068
		928,998
	Life Sciences Tools & Services - 2.7%
770	Illumina, Inc. (a)	142,943
4,150	Thermo Fisher Scientific, Inc.	557,511
		700,454
	Machinery - 2.0%
5,345	Illinois Tool Works, Inc.	519,213

	Media - 6.0%
12,040	Comcast Corp. - Class A	679,899
8,390	The Walt Disney Co.	880,027
		1,559,926
	Metals & Mining - 0.8%
15,490	Alcoa, Inc	200,131

	Multiline Retail - 1.3%
4,135	Target Corp.	339,359

	Oil, Gas & Consumable Fuels - 3.3%
8,940	Cabot Oil & Gas Corp.	263,998
8,270	Occidental Petroleum Corp.	603,710
		867,708
	Pharmaceuticals - 4.5%
5,460	AbbVie, Inc.	319,628
8,390	Johnson & Johnson	844,034
		1,163,662
	Real Estate Investment Trusts - 3.1%
2,276	AvalonBay Communities, Inc.	396,593
2,050	Simon Property Group, Inc.	401,062
		797,655
	Road & Rail - 2.2%
5,370	Union Pacific Corp.	581,625

	Semiconductors & Semiconductor Equipment - 1.2%
7,445	Altera Corp.	319,465

	Software - 3.0%
2,860	Adobe Systems, Inc. (a)	211,469
14,060	Microsoft Corp.	571,609
		783,078
	Specialty Retail - 2.0%
7,020	Lowe's Cos., Inc.	522,218

	Textiles, Apparel & Luxury Goods - 3.0%
4,590	Under Armour, Inc. - Class A (a)	370,642
5,470	VF Corp.	411,946
		782,588
	TOTAL COMMON STOCKS
	(Cost $19,822,555)	$25,208,880

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET - 3.5%
916,849	STIT Liquid Assets Portfolio - 0.09% (b)	916,849
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $916,849)	916,849
	TOTAL INVESTMENTS - 100.0%
	(Cost $20,739,404)	26,125,729
	Other Assets in Excess of Liabilities - 0.0%	2,571
	TOTAL NET ASSETS - 100.0%	$26,128,300

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments		$20,739,404
Gross unrealized appreciation		5,654,833
Gross unrealized depreciation		(268,508)
Net unrealized appreciation		$5,386,325

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$432,118,086	$-	$-	$432,118,086
Total Equity	432,118,086	-	-	432,118,086
Short-Term Investments	23,654,013	-	-	23,654,013
Total Investments in Securities	$455,772,099	$-	$-	$455,772,099

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$806,023,326	$-	$-	$806,023,326
Total Equity	806,023,326	-	-	806,023,326
Short-Term Investments	35,970,205	-	-	35,970,205
Total Investments in Securities	$841,993,531	$-	$-	$841,993,531

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$9,437,527	$6,114,463	$-	$15,551,990
Total Equity	9,437,527	6,114,463	-	15,551,990
Short-Term Investments	483,400	-	-	483,400
Total Investments in Securities	$9,920,927	$6,114,463	$-	$16,035,390

	IronBridge Global Fund (1)

Transfers out of Level 1	$(6,114,463)
Transfers into Level 2	6,114,463
Net transfers	$-

(1) Transfer between Level 1 and Level 2 for the IronBridge Global Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. For the March 31, 2015, the securities in the Global Fund were adjusted using systematic fair valuation. There were no other significant transfers into or out of Level 1,
Level 2 or Level 3 in any of Funds.

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$25,208,880	$-	$-	$25,208,880
Total Equity	25,208,880	-	-	25,208,880
Short-Term Investments	916,849	-	-	916,849
Total Investments in Securities	$26,125,729	$-	$-	$26,125,729

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By    /s/ John G. Davis
         John G. Davis, President and Secretary
         (Principal Executive Officer)

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ John G. Davis
         John G. Davis, President and Secretary
         (Principal Executive Officer)

Date  May 27, 2015

By    /s/ Ty M. Baird
         Ty M. Baird, Vice President and Treasurer
         (Principal Financial Officer)

Date  May 27, 2015